5 Financial risk management (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary of financial risk management [line items]
Net position assets/(liabilities)	$ (8,142)	$ (10,911)
US dollar
Summary of financial risk management [line items]
Net position assets/(liabilities)	(8,187)	(10,851)
Japanese Yen (JPY)
Summary of financial risk management [line items]
Net position assets/(liabilities)	45
Euro
Summary of financial risk management [line items]
Net position assets/(liabilities)		(38)
Norwegian krone (NOK)
Summary of financial risk management [line items]
Net position assets/(liabilities)		(1)
Swiss franc (CHF)
Summary of financial risk management [line items]
Net position assets/(liabilities)		$ (21)